Note 10 - Leases - Operating Lease Costs (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Total lease cost	$ 20,000		$ 20,000		$ 60,000		$ 60,000		$ 80,000		$ 80,000
Pieris Pharmaceuticals, Inc. [Member]
Operating lease costs	0		280,000		0		862,000		1,169,000		1,356,000
Variable lease costs (1)	0	[1]	98,000	[1]	0	[1]	476,000	[1]	679,000	[2]	737,000	[2]
Total lease cost	$ 0		$ 378,000		$ 0		$ 1,338,000		$ 1,848,000		$ 2,093,000

[1]	Variable lease costs include certain additional charges for operating costs, including insurance, maintenance, taxes, utilities, and other costs incurred, which are billed based on both usage and as a percentage of the Company’s share of total square footage.
[2]	Variable lease costs include certain additional charges for operating costs, including insurance, maintenance, taxes, utilities, and other costs incurred, which are billed based on both usage and as a percentage of the Company’s share of total square footage.